Contingent and Deferred Consideration Payable	12 Months Ended
Dec. 31, 2021
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable
12.
Contingent and deferred consideration payable

Contingent and deferred consideration relates to merchant buyouts and business combinations that are payable in cash subject to the future financial performance of the acquired portfolios and acquired businesses. Contingent consideration payable is comprised of the following balances:

Total
Balance at December 31, 2019	$11,449
Payments made during the year	(5,689)
Additions in the year	3,905
Fair value gain	(103)
Balance at December 31, 2020	9,562
Payments made during the year	(7,681)
Additions in the year	30,716
Fair value gain	(1,782)
Balance at December 31, 2021	$30,815
Current portion of contingent and deferred consideration payable	$13,673
Non-current portion of contingent and deferred consideration payable	$17,142

During the year ended December 31, 2021:

•
The Company completed the business combination of ICS, PagoEfectivo and viaFintech, as well as, the acquisition of merchant portfolios, recognizing an estimated contingent and deferred consideration payable of $30,716, of which $25,781 was related to business combinations (See Note 14). The estimated amount recorded for these business combinations represents the maximum amount of possible payments.
•
The Company paid $7,681 of the contingent consideration payable in respect to the merchant portfolios acquired in prior years.

During the year ended December 31, 2020:

•
The Company acquired merchant portfolios and Openbucks, and recognized an estimated contingent consideration payable of $3,905, of which $3,502 was related to Openbucks (See Note 14).
•
The Company paid $5,689 of the contingent consideration payable in respect to the merchant portfolios acquired in prior years.

The contingent and deferred consideration of $30,815 is classified as a liability on the Consolidated Statements of Financial Position, of which $17,142 is non-current. This contingent and deferred consideration arose as part of the consideration of merchant buyouts, as well as current and prior year acquisitions. The contingent and deferred consideration is payable in cash subject to the future financial performance of the acquisitions.